UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-04704

Primary Trend Fund, Inc.
(Exact name of registrant as specified in charter)

700 N. Water Street, Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Lilli Gust
Arnold Investment Counsel Incorporated
700 N. Water Street, Milwaukee, WI  53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 271-2726

Date of fiscal year end: June 30
Date of reporting period: March 31, 2009

Item 1.  Schedule of Investments.

PORTFOLIO OF INVESTMENTS
As of March 31, 2009 (Unaudited)

The Primary Trend Fund

Shares		Market Value
	COMMON STOCKS (87.0%)
	CONSUMER DISCRETIONARY (10.7%)
	Home Construction (2.5%)
30,000	D.R. Horton, Inc.	$291,000

	Household Durables (1.4%)
8,000	Sony Corp. American Depositary Receipt	165,040

	Media (1.6%)
10,000	Walt Disney Co. (The)	181,600

	Specialty Retail (5.2%)
25,000	Home Depot, Inc.	589,000
	Total Consumer Discretionary	1,226,640

	CONSUMER STAPLES (20.8%)
	Beverages (3.5%)
9,000	Coca-Cola Co. (The)	395,550

	Food & Staples Retailing (5.9%)
13,000	Wal-Mart Stores, Inc.	677,300

	Food Products (11.4%)
10,000	Hormel Foods Corp.	317,100
25,000	Kraft Foods, Inc., Class A	557,250
22,000	Unilever N.V. American Depositary Receipt	431,200
		1,305,550
	Total Consumer Staples	2,378,400

	ENERGY (8.8%)
	Energy Equipment & Services (2.8%)
8,000	Schlumberger Ltd.	324,960

	Oil, Gas & Consumable Fuels (6.0%)
10,000	BP PLC American Depositary Receipt	401,000
16,000	Valero Energy Corp.	286,400
		687,400
	Total Energy	1,012,360

	FINANCIALS (9.2%)
	Commercial Banks (4.8%)
16,000	U.S. Bancorp	233,760
22,000	Wells Fargo & Co.	313,280
		547,040

	Diversified Financial Services (4.4%)
19,000	JPMorgan Chase & Co.	505,020
	Total Financials	1,052,060

	HEALTH CARE (13.3%)
	Pharmaceuticals (13.3%)
17,000	Eli Lilly & Co.	567,970
9,000	Johnson & Johnson	473,400
35,000	Pfizer, Inc.	476,700
		1,518,070

	INDUSTRIALS (10.2%)
	Aerospace & Defense (2.3%)
6,000	United Technologies Corp.	257,880

	Airlines (0.8%)
10,000	Continental Airlines, Inc., Class B*	88,100

	Commercial Services & Supplies (2.9%)
13,000	Waste Management, Inc.	332,800

	Industrial Conglomerates (4.2%)
3,000	3M Co.	149,160
33,000	General Electric Co.	333,630
		482,790
	Total Industrials	1,161,570

	INFORMATION TECHNOLOGY (8.8%)
	Semiconductors & Semiconductor Equipment (4.0%)
30,000	Intel Corp.	451,500

	Software (4.8%)
30,000	Microsoft Corp.	551,100
	Total Information Technology	1,002,600

	MATERIALS (2.9%)
	Chemicals (2.9%)
15,000	E. I. du Pont de Nemours & Co.	334,950

	UTILITIES (2.3%)
	Water Utilities (2.3%)
13,333	Aqua America, Inc.	266,660

	Total Common Stocks
	(Cost $13,622,919)	9,953,310

Principal Amount

	SHORT-TERM INVESTMENTS (13.3%)
	Variable Rate Demand Notes (13.3%)
$1,516,372	U.S. Bancorp Demand Note, 0.00%(a)	1,516,372

	Total Short-Term Investments
	(Cost $1,516,372)	1,516,372

	TOTAL INVESTMENTS (100.3%)
	(Cost $15,139,291)	11,469,682
	Liabilities less Other Assets (-0.3%)	(33,294)

	NET ASSETS (100.0%)	$11,436,388

* Non-income producing.
(a) Variable rate security; the coupon rate shown represents the rate at March 31, 2009.

 See notes to schedule of investments

NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2009 (unaudited)

Organization
The Primary Trend Fund, Inc. ("Trend Fund"), a Wisconsin Corporation, began operations on September 15, 1986. The Trend Fund is registered under the Investment Company Act of 1940, as amended, as an open-end diversified investment management company.  The Trend Fund seeks capital growth and income.

Each security, excluding securities with 60 days or less remaining to maturity, is valued at the last sale price, or if no sale is reported, the average of the latest bid and asked prices. Price information on listed stocks is taken from the exchange where the security is primarily traded. Other securities for which market quotations are not readily available are valued under procedures approved by the Board of Directors. Securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Tax Information
At March 31, 2009, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

Cost of investments	$15,139,291
Unrealized appreciation	$312,491
Unrealized depreciation	(3,982,100)
Net depreciation on investments	$(3,669,609)

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:
•
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of 3/31/2009:

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$9,953,310	-
Level 2 – Other Significant Observable Inputs	$1,516,372	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$11,469,682	-

* Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.  At March 31, 2009, the Fund had no financial instruments subject to this disclosure.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Primary Trend Fund, Inc.

By: (Signature and Title) /s/ Lilli Gust
Lilli Gust
Principal Executive Officer

Date: 5/12/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title) /s/ Lilli Gust
Lilli Gust
Principal Executive Officer

Date: 5/12/09

By: (Signature and Title) /s/ Lilli Gust
Lilli Gust
Principal Financial Officer

Date: 5/12/09

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)